Earnout Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Earnout Liability [Abstract]
Schedule of Earnout Liability

	Sponsor Earnout	Forfeiture Earnout	Total Earnout Liabilities
As of December 31, 2021	$—	$—	$—
Additions	$8,022	$6,135	$14,157
Change in fair value of financial instruments	(6,669)	(5,130)	(11,799)
Reclassification to equity	—	(1,005)	(1,005)
As of December 31, 2022	$1,353	$—	$1,353

Schedule of Assumptions used in the Valuation	Assumptions used in the valuation are as follows:

	January 25,	December 31,
	2022	2022
Expected term (in years)	5.00	4.07
Dividend yield (%)	—	—
Expected volatility	30%	50.4%
Risk-free interest rate	1.6%	4.1%
Expected number of shares	1,842,759	1,775,962
The following table lists the inputs used under the Black-Scholes model for stock-option awards during the years ended December 31, 2022, 2021, and 2020, respectively:

	Year Ended December 31,
	2022	2021	2020
Weighted-average fair value of options at the measurement date (grant date)	$—	$23.36	$6.31
Dividend yield (%)	—	—	—
Expected volatility (%)	—%	61 - 72	59 - 61
Risk-free interest rate (%)	—%	0.5 - 1.4	0.4 - 0.5
Weighted average share price	$—	$6.79	$2.75